Common Stock Warrants (Details 1) - Common Stock Warrants [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Average risk-free interest rates	1.75%	1.18%
Average expected life (in years)	9 years 2 months 19 days	4 years 2 months 27 days